GUARANTEES AND PLEDGES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of guarantees and pledges [Abstract]
Schedule of Secured Liabilities of Group	Secured liabilities of the Group:
	As of December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
	(in thousands)

Bank letters of credit	1,340	957	388